FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Restricted cash and investments	$ 1,846	$ 1,934
Restricted cash and investments, fair value	1,846	1,934
Financial liabilities:
Term Loans, fair value	9,384	12,307
Term Loans	$ 9,556	$ 12,743